Financial Instruments - Summary of Unrealized Gains (Losses) on Available-for-Sale Investments Recognized in OCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Mark-to-market (losses) gains on available-for-salesecurities	$ (17)	$ 86
Deferred income tax expense in OCI		(11)
Unrealized (losses) gains on available-for-sale securities, net of tax	(17)	75
Reclassification adjustment for realized gains on disposition of available-for-sale securities recognized in net earnings (loss), net of tax	(15)	(12)
Gains (losses) on available-for-sale financial assets	$ (32)	$ 63